OMB Number: 3235-0675

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

MORGAN STANLEY CAPITAL I INC.

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001547361

MORGAN STANLEY RESIDENTIAL MORTGAGE LOAN TRUST 2026-NQM10

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Anthony Piperno, (212) 761-3292

Name and telephone number, including area code, of the person to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

MORGAN STANLEY CAPITAL I INC.

Date: October 19, 2026	By:	/s/ Anthony Piperno
	Name:	Anthony Piperno
	Title:	Authorized Signatory

EXHIBIT INDEX

99.1.	Third Party Due Diligence Report – Ernst & Young LLP Report of Independent Accountants on Applying Agreed-Upon Procedures

99.2.	Third Party Due Diligence Report – AMC Diligence, LLC Executive Summary

Schedule 1 – Exception Grades Report
Schedule 2 – Rating Agency Grades Report
Schedule 3 – Data Compare Report
Schedule 4 – Valuation Summary Report
Schedule 5 – Supplemental Report

99.3.	Third Party Due Diligence Report – Clarifii LLC Executive Summary

Schedule 1 – Rating Agency Grades Detail Report
Schedule 2 – Rating Agency Grades Summary Report
Schedule 3 – Data Compare Report
Schedule 4 – ATR QM Report
Schedule 5 – Valuation Report

99.4.	Third Party Due Diligence Report – Clayton Services LLC Due Diligence Narrative Report

Schedule 1 – Non ATR QM Upload Report
Schedule 2 – Conditions Report
Schedule 3 – Loan Level Tape Compare Report
Schedule 4 – Rating Agency ATR QM Report
Schedule 5 – Valuation Summary Report
Schedule 6 – Waived Conditions Report

99.5.	Third Party Due Diligence Report – Consolidated Analytics, Inc. Executive Summary

Schedule 1 – Due Diligence Standard Report (Set #1)
Schedule 2 – Supplemental Report (Set #1)
Schedule 3 – Rating Agency Grades Summary Report (Set #1)
Schedule 4 – Valuations Summary Report (Set #1)
Schedule 5 – Data Compare Report (Set #1)
Schedule 6 – Due Diligence Standard Report (Set #2)
Schedule 7 – Supplemental Report (Set #2)
Schedule 8 – Rating Agency Grades Summary Report (Set #2)
Schedule 9 – Valuations Summary Report (Set #2)
Schedule 10 – Data Compare Report (Set #2)

99.6.	Third Party Due Diligence Report – Opus Capital Markets Consultants, LLC Narrative

Schedule 1 – Standard Findings Report
Schedule 2 – Rating Agency Grades Summary Report
Schedule 3 – ATR QM Report
Schedule 4 – Supplemental Data Extract
Schedule 5 – Data Compare Report
Schedule 6 – Valuation Report

99.7	Third Party Due Diligence Report – Selene Diligence LLC Due Diligence Narrative Report

Schedule 1 – Rating Agency Grades Summary Report
Schedule 2 – Valuation Report
Schedule 3 – Data Compare Report
Schedule 4 – Standard Findings Report
Schedule 5 – Supplemental Data Extract Report
Schedule 6 – Rating Agency Multi-Property Valuation Report